Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Earnings Per Share

Note 15: Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2024
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$7,402
Less allocated earnings on non-vested restricted stock	(97)
Less allocated dividends on non-vested restricted stock	(243)
Net income allocated to common stockholders	7,062
		5,539,653
Basic and diluted earnings per share			$1.27

	Year Ended December 31, 2023
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$8,950
Less allocated earnings on non-vested restricted stock	(167)
Less allocated dividends on non-vested restricted stock	(190)
Net income allocated to common stockholders	8,593
		5,490,488
Basic and diluted earnings per share			$1.57